Acquisition of Patroklos (M/V Cape Agamemnon)	6 Months Ended
Jun. 30, 2012
Acquisition of Patroklos (M/V Cape Agamemnon) (Abstract)
Acquisition of Patroklos (M/V Cape Agamemnon)
3.	Acquisition of Patroklos (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiration date under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw-down from the Partnership's credit facility with Credit Agricole Emporiki Bank (Note 7) and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange, the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	(83,525)
Gain from bargain purchase	$16,526
The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.
After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the six month period ended June 30, 2011;and

•	Pro forma results of operations of Patroklos for the period from January 1, 2011 through June 9, 2011 as if Patroklos was operating under post acquisition revenue and cost structure.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisitions of Patroklos occurred on January 1, 2011:

For the six month period ended June 30, 2011
Total net revenues	$59,663
Net income	$19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$0.42